                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 1998
                                              --------------

Check here if Amendment [X]               Amendment Number :   1
   This Amendment (Check only one): [X]   is a restatement    ---
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ----------------------
Address:  1 Lafayette Place
          ----------------------
          Greenwich, CT 06830
          ----------------------

Form 13F File Number:  28-2610
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ---------------------------------
Title:    Vice President of General Partner
          ---------------------------------
Phone:    (203) 861-4600
          ---------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. Bird                        Greenwich, CT      May 14, 1999
          ---------------------------------    -------------      ------------
                    (Signature)                (City, State)         (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page



Report Summary:



Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     12
Form 13F Information Table Value Total:               $404,784
                                                      --------
                                                    (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


Page 1 of 1

         Column 1:             Column 2:     Column 3:       Column 4:                Column 5:             Column 6    Column 7:
                                                                           -----------------------------

                                                            Fair Market    Shares or                       Investment    Other
                               Title of        CUSIP           Value       Principal   SH/PRN   Put/Call   Discretion   Managers
      Name of Issuer             Class         Number        (x $1,000)     Amount
---------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp          Common      205363-10-4         3,613         65,698      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp          Common      205363-10-4        39,419        716,700      SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.               Common      260543-10-3        10,317        106,090      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.               Common      260543-10-3       112,649      1,158,345      SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.                    Common      50730K-50-3         1,484        395,775      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.                    Common      50730K-50-3        16,208      4,322,144      SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.          Common      666807-10-2           928          8,636      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.          Common      666807-10-2        10,138         94,364      SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co                Common      949740-10-4        17,408         52,553      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co                Common      949740-10-4       188,188        568,113      SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------
Wallace Computer Services Inc.  Common      932270-10-1           372         10,734      SH                  DEFINED
---------------------------------------------------------------------------------------------------------------------------------
Wallace Computer Services Inc.  Common      932270-10-1         4,060        117,266      SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

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(Confidential portion has been omitted and filed separately.)
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Grand Total                                                   404,784
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
         Column 1:                          Column 8:
                                        Voting Authority
                                -------------------------------

                                (a) Sole   (b) Shared  (c) None
      Name of Issuer
----------------------------------------------------------------
Computer Sciences Corp             65,698
----------------------------------------------------------------
Computer Sciences Corp            716,700
----------------------------------------------------------------
Dow Chemical  Co.                 106,090
----------------------------------------------------------------
Dow Chemical  Co.               1,158,345
----------------------------------------------------------------
Laidlaw Inc.                      395,775
----------------------------------------------------------------
Laidlaw Inc.                    4,322,144
----------------------------------------------------------------
Northrop Grumman Corp.              8,636
----------------------------------------------------------------
Northrop Grumman Corp.             94,364
----------------------------------------------------------------
Wells Fargo & Co                   52,553
----------------------------------------------------------------
Wells Fargo & Co                  568,113
----------------------------------------------------------------
Wallace Computer Services Inc.     10,734
----------------------------------------------------------------
Wallace Computer Services Inc.    117,266
----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

(Confidential portion has been omitted and filed separately.)
----------------------------------------------------------------

----------------------------------------------------------------
Grand Total
----------------------------------------------------------------